BANKRUPTCY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 27, 2022	Dec. 31, 2021
Operating Loss Carryforwards		$ 6,400,000
Accounts Receivable, Held-for-Sale	$ 124,195
Bankruptcy Claims, Amount of Claims Settled	1,000,000			$ 79,518
Bankruptcy claims amount of claims debtors payroll protection loans	1,387,599
Debt Instrument, Decrease, Forgiveness	4,098,541
Loans Payable	471,300
Bankruptcy litigation book value	4,098,541
Litigation value of general unsecured claims	25,350,151
Litigation value of general unsecured claims for payments	500,000
Gain on discharge of prepetition liabilities	2,203,581	$ 0	$ 32,157		$ 2,174,424
Total liabilities owed to general unsecured claim holders	25,350,151
Repayments of Unsecured Debt	500,000
Class 5 [Member]
Bankruptcy claims amount of claims to be settled	1,000,000
2018 Stock Purchase Agreement [Member] | Stewart [Member]
Payments for Repurchase of Common Stock	$ 7,500,000
Secured Convertible Noteholder [Member]
Warrants description	Each Secured Convertible Note holder will also receive 5-Year warrants (“Warrants”) to purchase shares of the Company’s common stock in an amount equal to 50% of the face value of its Secured Convertible Note. The Warrants will be exercisable upon the consummation of a Qualified Financing, five-year term and a cash exercise provision. The exercise price of the Warrants is equal to 93.75% of the per share price of common stock sold to third-party investors in the Qualified Financing.
General Unsecured Claims Holders [Member] | Class 3 [Member]
Description of settlement terms	General Unsecured Claims holders are to receive distributions equal to their pro rata share of $500,000, with plan interest, payable within ninety (90) days from the effective date of the Plan.
Common Stock [Member]
Debt Instrument, Maturity Date, Description	Principal and accrued interest is to be converted on or before the maturity date into shares of Debtor common stock issued its next common stock offering in an aggregate amount of at least $10,000,000 (“Qualified Financing”). The number of shares of Common Stock issuable upon conversion of each Note in a Qualified Financing shall be equal to (i) the amount of principal and accrued interest, divided by (ii) the lessor of 75% of the price per share of common stock paid by other investors for a majority of the common stock issued in the Qualified Financing or seventy-five cents ($0.75).
Secured Convertible Notes [Member] | Over-Allotment Option [Member]
Proceeds from debt or issuance or sale of equity	$ 2,500,000
Proceeds from additional issuance or sale of equity	500,000
Proceeds from Issuance or Sale of Equity	$ 3,000,000
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Debt Instrument, Interest Rate During Period	10.00%
Sba [Member]
Debt Instrument, Decrease, Forgiveness	$ 812,324